TAX MATTERS - DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets [Abstract]
Tax loss carryfowards	$ 18,517	$ 45,949
Tax Credits	6,316	5,890
Tax credits IFRS 16	672	924
Litigations Provisions	1,498	9,489
Financial costs	2,313	4,735
Fixed Assets	2,850	13,165
Operating provisions and others	18,296	35,048
Total deferred tax assets	50,462	115,200
Deferred tax liabilities [Abstract]
Intangible assets(**)	(1,290)	(5,742)
Others	(7,125)	(644)
Total deferred tax liabilities	(8,415)	(5,098)
Deferred tax assets	49,172	110,102
Deferred tax liabilities	(7,125)	0
Deferred tax assets [Member]
Deferred tax assets [Abstract]
Total deferred tax assets	50,462	115,200	$ 102,353
Deferred tax liabilities [Abstract]
Translation difference	1,571	928
Deferred tax liabilities [Member]
Deferred tax liabilities [Abstract]
Total deferred tax liabilities	(8,415)	(5,098)	(11,503)
Translation difference	(511)	(2,327)
Increarse [Member] | Deferred tax assets [Member]
Deferred tax liabilities [Abstract]
Income statement	4,496	20,542
Increarse [Member] | Deferred tax liabilities [Member]
Deferred tax liabilities [Abstract]
Income statement	0	9,202
Decrease [Member] | Deferred tax assets [Member]
Deferred tax liabilities [Abstract]
Income statement	(70,805)	(8,623)
Decrease [Member] | Deferred tax liabilities [Member]
Deferred tax liabilities [Abstract]
Income statement	(2,806)	(470)
Unused tax losses [member] | Deferred tax assets [Member]
Deferred tax assets [Abstract]
Total deferred tax assets	18,517	45,949	36,546
Deferred tax liabilities [Abstract]
Translation difference	483	931
Unused tax losses [member] | Increarse [Member] | Deferred tax assets [Member]
Deferred tax liabilities [Abstract]
Income statement	1,013	9,647
Unused tax losses [member] | Decrease [Member] | Deferred tax assets [Member]
Deferred tax liabilities [Abstract]
Income statement	(28,928)	(1,175)
Unused tax credits [member] | Deferred tax assets [Member]
Deferred tax assets [Abstract]
Total deferred tax assets	6,316	6,813	7,337
Deferred tax liabilities [Abstract]
Translation difference	(292)	(568)
Unused tax credits [member] | Increarse [Member] | Deferred tax assets [Member]
Deferred tax liabilities [Abstract]
Income statement	0	73
Unused tax credits [member] | Decrease [Member] | Deferred tax assets [Member]
Deferred tax liabilities [Abstract]
Income statement	(205)	(29)
Temporary differences [member] | Deferred tax assets [Member]
Deferred tax assets [Abstract]
Total deferred tax assets	25,629	62,438	58,470
Deferred tax liabilities [Abstract]
Translation difference	1,380	565
Temporary differences [member] | Deferred tax liabilities [Member]
Deferred tax liabilities [Abstract]
Total deferred tax liabilities	(8,415)	(5,098)	$ (11,503)
Translation difference	(511)	(2,327)
Temporary differences [member] | Increarse [Member] | Deferred tax assets [Member]
Deferred tax liabilities [Abstract]
Income statement	3,483	10,822
Temporary differences [member] | Increarse [Member] | Deferred tax liabilities [Member]
Deferred tax liabilities [Abstract]
Income statement	0	9,202
Temporary differences [member] | Decrease [Member] | Deferred tax assets [Member]
Deferred tax liabilities [Abstract]
Income statement	(41,672)	(7,419)
Temporary differences [member] | Decrease [Member] | Deferred tax liabilities [Member]
Deferred tax liabilities [Abstract]
Income statement	$ (2,806)	$ (470)